Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) £ in Millions, $ in Millions		12 Months Ended
	Jan. 16, 2024 GBP (£) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share repurchase programme
Transactions in Prudential plc shares
Number of shares purchased	3,851,376
Cost of shares purchased | £	£ 32
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares purchased		3,888,138	5,498,486
Cost of shares purchased | $		$ 54	$ 77
Number of shares held		10,000,000.0	12,600,000